Financial Instruments and Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Assets, Fair Value Disclosure, Nonrecurring	$ 32,792	$ 88,199
Vessel impairment loss	12,480	47,298
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure, Nonrecurring	32,792	88,199
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Vessels Held For Sale [Member]
Assets, Fair Value Disclosure, Nonrecurring	32,792	38,199
Vessel impairment loss		(783)
Vessels Held For Sale [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Vessels Held For Sale [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure, Nonrecurring	32,792	38,199
Vessels Held For Sale [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Vessels [Member]
Assets, Fair Value Disclosure, Nonrecurring		50,000
Vessel impairment loss		(46,515)
Vessels [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure, Nonrecurring		0
Vessels [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure, Nonrecurring		50,000
Vessels [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure, Nonrecurring		$ 0